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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders Follows.

A VISION FOR FUTURE GROWTH

SEMI-ANNUAL REPORT
JUNE 30, 2010

•	Oberweis Micro-Cap Fund
•	Oberweis Emerging Growth Fund
•	Oberweis Small-Cap Opportunities Fund
•	Oberweis China Opportunities Fund
•	Oberweis International Opportunities Fund
•	Oberweis Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder:

After a strong rebound in 2009, both U.S. and international equity markets retreated in the first half of 2010, with the S&P 500 Index returning -6.65%, the Russell 2000 Growth Index returning -2.31%, and the MSCI World ex-US Small-Cap Growth Index returning -5.67%. The MSCI Zhong Hua Small Cap Growth Index, which measures smaller Chinese equities, returned -6.75%. The MSCI AC Asia Pacific Ex-Japan Small Cap Growth Index returned -6.20%.

Among our U.S. funds, the Micro-Cap Fund returned -10.67%, the Emerging Growth Fund returned -0.99% and the Small-Cap Opportunities Fund returned -2.64%. For the international funds, the China Opportunities Fund returned -10.60%, the International Opportunities Fund returned -6.80%, and the Asia Opportunities Fund returned -7.63%.

Although equities did not fare particularly well in the first half, earnings for our portfolio companies were, on balance, considerably better than the same period last year. Despite strong earnings and positive anecdotal commentary from management teams regarding improving business conditions, investors in the second quarter increasingly began to fret over the possibility that the European sovereign debt crisis might have global repercussions. The Euro fell under severe pressure, depreciating 15% versus the U.S. dollar during the first half. As a result, investors increasingly shunned risk, pushing safe-haven assets higher. Gold rallied 13% and the yield on 10-year U.S. Treasury Notes fell below 3%.

In the wake of the fiscal debacle in Greece, many European countries have announced austerity programs aimed at reducing government deficits. Greece, Spain, Portugal and the United Kingdom have all announced such measures, including pay cuts and reductions in retirement benefits for public sector workers, and increased taxes. Even Germany, seemingly in the best fiscal shape in Europe, announced a program to cut more than 80 billion Euros from its budget over the next four years.

While this should help appease the fiscal vigilantes in the short-run, these austerity measures are likely to curtail European growth. It is premature at this point to speculate on the impact a weaker Europe will have on the global economy in general and the U.S. economy specifically, although the Fed already issued a preliminary warning in its statement on June 23: “Financial conditions have become less supportive of economic growth on balance, largely reflecting developments abroad.” With May new home sales falling 33% from April (after the tax credit expired), and the Conference Board Consumer Confidence reading coming in below expectations at 52.9, the U.S. economy appears to have lost some momentum.

As troublesome as all these signposts might appear, investment prospects are not only based on fundamentals, but also on stock valuations. A compelling argument can be made that today’s valuations, as measured by forward P/E estimates, already reflect muted investor expectations and anything better than those modest expectations could prove a catalyst to equities. Indeed, as measured by the average price/earnings ratios of the funds, valuations of the portfolios today are materially cheaper than last year. The differential in valuations between June 30, 2010 and June 30, 2009 was even a little surprising to me. The average forward P/E at the end of the first half was 14.3 times for Micro-Cap (versus 32.1 times last year), 16.5 times for Emerging Growth (versus 22.6 times last year), and 18.1 times for Small-Cap Opportunities (versus 24.0 times last year). The average P/E was 15.8 times for China Opportunities (versus 21.1 times last year), 14.7 times for Asia Opportunities (versus 18.2 times last year) and 13.3 times for International Opportunities (versus 17.3 times last

PRESIDENT’S LETTER (continued)

year). As of 6/30/10, the weighted average market capitalization was $262 million for Micro-Cap, $1.1 billion for Emerging Growth, $1.1 billion for Small-Cap Opportunities, $1.5 billion for China Opportunities, $2.7 billion for Asia Opportunities, and $2.0 billion for International Opportunities.

Our belief is that the next few years could be particularly advantageous for smaller cap companies likely to experience growth even if the broader economy stagnates. In addition to above-average earnings growth, we believe that investors will pay a premium P/E multiple to buy shares in high-growth, small-cap companies when growth is not easily found elsewhere. We believe that our portfolio of rapidly growing small-cap companies is well positioned to benefit during a period in which a sluggish economy puts growth at a premium.

As always, we would like to sincerely thank you for investing in The Oberweis Funds. For more information on all six of The Oberweis Funds, please call Shareholder Services at (800) 245-7311 or visit our website at www.oberweisfunds.com.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

Average Annual Total Returns Period Ending June 30, 2010	1 Year	5 Year	10 Year or Life of Fund*	Expense Ratio**
Micro-Cap Fund	14.83%	-3.86%	4.04%	1.89%
Emerging Growth Fund	26.02%	-4.73%	-2.37%	1.40%
Small-Cap Opportunities Fund	24.30%	-0.44%	-7.40%	2.00%
China Opportunities Fund	22.41%	N/A	19.13%	1.97%
International Opportunities Fund	22.22%	N/A	-5.12%	2.49%
Asia Opportunities Fund	19.03%	N/A	-11.84%	2.49%
*	Life of Fund returns are from commencement of operations on 10/1/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund, and 02/01/08 for the Asia Opportunities Fund.
**	Expense ratio is the total net annualized fund operating expense ratio as of 06/30/10. The expense ratio gross of any fee waivers or expense reimbursement was 1.89%, 1.40%, 2.55%, 1.97%, 2.92%, and 3.61% for the Micro-Cap, Emerging Growth, Small-Cap Opportunities, China Opportunities, International Opportunities and Asia Opportunities Fund’s, respectively. Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have a gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations.

The following tables present portfolio holdings as a percentage of net assets.

Oberweis Micro-Cap Fund
At June 30, 2010 (unaudited)

Asset Allocation
Common Stocks	101.3%
Warrants	0.0%
Other Liabilities in excess of Assets	(1.3)%
100.0%

Top Holdings
Acacia Research Corp.	4.8%
KVH Industries, Inc.	3.8%
Herley Industries, Inc.	3.0%
ArcSight, Inc.	2.6%
Nanometrics, Inc.	2.4%
Health Grades, Inc.	2.3%
True Religion Apparel, Inc.	2.3%
BOFI Hldg., Inc.	2.3%
GSE Systems, Inc.	2.3%
Medidata Solutions, Inc.	2.3%
Other Holdings	71.9%
100.0%

Top Industries
Computer Services Software & Systems	16.4%
Healthcare Services	7.3%
Electronics Components	5.9%
Textiles – Apparel & Shoes	5.7%
Communications Technology	5.1%
Semiconductors & Components	5.1%
Production Technology Equipment	4.9%
Oil Crude Producer	4.7%
Commercial Services	3.4%
Pharmaceuticals	3.4%
Other Industries	38.1%
100.0%

Oberweis Emerging Growth Fund
At June 30, 2010 (unaudited)

Asset Allocation
Common Stocks	98.7%
Warrants	0.0%
Other Assets in excess of Liabilities	1.3%
100.0%

Top Holdings
Grand Canyon Education, Inc.	4.5%
Impax Laboratories, Inc.	3.9%
SXC Health Solutions Corp.	3.9%
Acme Packet, Inc.	3.7%
Thoratec Corp.	3.4%
ArcSight, Inc.	3.2%
American Superconductor Corp.	3.0%
Polypore International, Inc.	2.9%
IMAX Corp.	2.8%
Cirrus Logic, Inc.	2.3%
Other Holdings	66.4%
100.0%

Top Industries
Computer Services Software & Systems	12.4%
Semiconductors & Components	11.1%
Communications Technology	11.0%
Healthcare Services	8.0%
Education Services	6.3%
Production Technology Equipment	4.4%
Medical Equipment	3.9%
Pharmaceuticals	3.9%
Chemicals – Specialty	3.4%
Electrical Scientific Equipment	3.0%
Other Industries	32.6%
100.0%

Oberweis Small-Cap Opportunities Fund
At June 30, 2010 (unaudited)

Asset Allocation
Common Stocks	98.9%
Other Assets in excess of Liabilities	1.1%
100.0%

Top Holdings
Thoratec Corp.	3.6%
Acme Packet, Inc.	3.2%
Polypore International, Inc.	3.0%
Impax Laboratories, Inc.	2.7%
Acacia Research Corp.	2.6%
Salix Pharmaceuticals Ltd.	2.6%
Dendreon Corp.	2.5%
Hanger Orthopedic Group, Inc.	2.1%
IMAX Corp.	2.0%
Grand Canyon Education, Inc.	2.0%
Other Holdings	73.7%
100.0%

Top Industries
Pharmaceuticals	6.7%
Communications Technology	6.4%
Healthcare Services	6.1%
Semiconductors & Components	5.5%
Computer Services Software & Systems	5.2%
Production Technology Equipment	4.4%
Textiles – Apparel & Shoes	4.3%
Banks – Savings/Thrifts & Mortgage Lending	4.1%
Specialty Retail	4.0%
Medical Equipment	3.6%
Other Industries	49.7%
100.0%

Oberweis China Opportunities Fund
At June 30, 2010 (unaudited)

Asset Allocation
Common Stocks	99.0%
Warrants	0.1%
Other Assets in excess of Liabilities	0.9%
100.0%

Top Holdings
Home Inns & Hotels Mgmt., Inc. ADR	2.9%
AsianInfo Hldgs., Inc.	2.2%
Zhuzhou CSR Times Electric Co. Ltd.	2.1%
China Automation Group Ltd.	2.1%
Longtop Financial Technologies Ltd. ADR	2.0%
China High Speed Transmission	1.9%
Bejing Enterprises Water Group Ltd.	1.9%
Lee & Man Paper Manufacturing Ltd.	1.8%
51job, Inc. ADR	1.8%
China Gas Hldgs. Ltd.	1.7%
Other Holdings	79.6%
100.0%

Top Industries
Machinery	10.5%
Software	6.9%
Electrical Equipment	6.5%
Hotels Restaurants & Leisure	5.6%
Communications Equipment	5.4%
Metals & Mining	4.5%
Chemicals	4.2%
Pharmaceuticals	4.1%
Textile, Apparel & Luxury Goods	4.0%
Food Products	4.0%
Other Industries	44.3%
100.0%

Oberweis International Opportunities Fund
At June 30, 2010 (unaudited)

Asset Allocation
Common Stocks	93.2%
Other Assets in excess of Liabilities	6.8%
100.0%

Top Holdings
Weir Group	3.4%
International Personal Finance PLC	3.1%
Autoliv, Inc.	3.1%
M-real OYJ	2.9%
IMI PLC	2.6%
Sawai Pharmaceutical Co. Ltd.	2.6%
Premier Farnell PLC	2.5%
The United Laboratories Ltd.	2.5%
Draegerwerk AG & Co. KGAA	2.4%
Melrose PLC	2.4%
Other Holdings	72.5%
100.0%

Top Industries
Machinery	11.4%
Electronic Equipment, Instruments & Components	8.5%
Energy Equipment & Services	8.2%
Semiconductors & Semi Equipment	8.0%
Auto Components	5.9%
Pharmaceuticals	5.5%
Health Care Equipment & Supplies	5.5%
Textile, Apparel & Luxury Goods	4.3%
Communications Equipment	3.7%
Consumer Finance	3.1%
Other Industries	35.9%
100.0%

Oberweis Asia Opportunities Fund
At June 30, 2010 (unaudited)

Asset Allocation
Common Stocks	101.1%
Other Liabilities in excess of Assets	(1.1)%
100.0%

Top Holdings
Yes Bank Ltd.	2.2%
Top Glove Corp. BHD	2.2%
Comba Telecom Systems Hldgs. Ltd.	2.1%
JSW Steel Ltd.	2.0%
Noble Group Ltd.	1.9%
LG Innotek Co. Ltd.	1.8%
Lianhua Supermarket Hldgs. Ltd.	1.8%
Parkway Hldgs. Ltd.	1.6%
Real Gold Mining Ltd.	1.6%
PT Holcim Indonesia TBK	1.5%
Other Holdings	81.3%
100.0%

Top Industries
Metals & Mining	11.4%
Electronic Equipment, Instruments & Components	7.7%
Machinery	6.8%
Pharmaceuticals	5.6%
Communications Equipment	5.0%
Hotels Restaurants & Leisure	4.3%
Construction & Engineering	4.2%
Textile, Apparel & Luxury Goods	3.8%
Chemicals	3.6%
Transport Infrastructure	3.1%
Other Industries	44.5%
100.0%

OBERWEIS MICRO-CAP FUND
Schedule of Investments
June 30, 2010 (unaudited)

	Shares	Value
EQUITIES – 101.3%
Advertising Agency – 3.0%
DG FastChannel, Inc.*	13,200	$430,056
interCLICK, Inc.*	72,900	268,272
		698,328
Aerospace – 3.0%
Herley Industries, Inc.*	47,900	683,054
Agriculture Fishing & Ranching – 0.4%
China Green Agriculture, Inc.*	10,000	89,800
Air Transport – 0.6%
CPI Aerostructures, Inc.*	12,900	127,065
Auto Parts – 1.6%
Amerigon, Inc.*	50,200	370,476
Banks – Diversified – 0.5%
Danvers Bancorp, Inc.*	7,900	114,155
Banks – Savings/Thrifts & Mortgage Lending – 2.3%
BOFI Hldg., Inc.*	37,400	528,088
Biotechnology – 1.0%
Anika Therapeutics, Inc.*	20,000	117,800
Neptune Technologies & Bioresources, Inc.*	2,600	2,964
Vanda Pharmaceuticals, Inc.*	15,900	105,099
		225,863
Building – Climate Control – 0.6%
Real Goods Solar, Inc.*	44,100	139,356
Commercial Services – 3.4%
APAC Customer Services, Inc.*	22,400	127,680
Diamond Management & Technology Consultants, Inc.	33,200	342,292
ICF International, Inc.*	13,200	315,876
		785,848
Communications Technology – 5.1%
Globecomm Systems, Inc.*	24,000	198,000
KVH Industries, Inc.*	70,200	871,884
RELM Wireless Corp.*	46,200	100,254
		1,170,138

See accompanying notes to the financial statements

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Computer Services Software & Systems – 16.4%
ArcSight, Inc.*	27,100	$606,769
ClickSoftware Technologies Ltd.*	89,000	473,480
Digimarc Corp.*	13,600	255,000
eGain Communications Corp.*	20,100	10,854
GSE Systems, Inc.*	128,700	522,522
InfoSpace, Inc.*	32,100	241,392
KIT Digital, Inc.*	24,900	219,618
LivePerson, Inc.*	32,700	224,322
NCI, Inc.*	9,800	221,284
Sourcefire, Inc.*	22,500	427,500
Telecommunication Systems, Inc.*	52,100	215,694
Wave Systems Corp.*	105,400	341,496
		3,759,931
Computer Technology – 1.1%
Network Engines, Inc.*	41,800	113,278
XATA Corp.*	48,000	132,000
		245,278
Diversified Financial Services – 0.5%
Rodman & Renshaw Capital Group, Inc.*	35,800	102,388
Drug & Grocery Store Chains – 1.3%
QKL Stores, Inc.*	72,600	304,920
Education Services – 2.0%
National American University Hldgs., Inc.*	22,900	199,459
Scientific Learning Corp.*	51,100	268,786
		468,245
Electronics – 1.6%
CyberOptics Corp.*	6,300	60,984
SRS Labs, Inc.*	34,700	317,505
		378,489
Electronics Components – 5.9%
Acacia Research Corp.*	78,000	1,109,940
NVE Corp.*	5,900	256,827
		1,366,767
Engineering & Contracting Services – 0.6%
Ecology & Environment, Inc.*	12,100	147,741

See accompanying notes to the financial statements

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Fertilizers – 0.6%
Yongye International, Inc.*	20,500	$141,245
Gauges & Meters – 1.7%
Aerosonic Corp.*	3,300	9,702
Measurement Specialties, Inc.*	16,300	223,310
Nova Measuring Instruments Ltd.*	37,400	155,210
		388,222
Gold – 1.6%
Richmont Mines, Inc.*	80,500	355,730
Healthcare Facilities – 0.6%
AdCare Health Systems, Inc.*	42,800	134,392
Healthcare Management Services – 1.0%
Prospect Medical Hldgs., Inc.*	14,300	86,515
Transcend Services, Inc.*	10,200	137,700
		224,215
Healthcare – Misc. – 1.0%
Conmed Healthcare Management, Inc.*	36,500	120,450
Providence Service Corp.*	7,400	103,600
		224,050
Healthcare Services – 7.3%
Almost Family, Inc.*	7,300	254,989
Health Grades, Inc.*	89,600	537,600
IPC The Hospitalist Co., Inc.*	13,980	350,898
Medidata Solutions, Inc.*	33,700	522,013
		1,665,500
Household Equipment & Products – 1.3%
Summer Infant, Inc.*	46,200	302,610
Industrial Machinery – 0.4%
Adept Technology, Inc.*	13,700	69,048
Manitex International, Inc.*	17,900	32,220
		101,268
Medical & Dental Instruments & Supplies – 2.1%
Endologix, Inc.*	41,300	187,089
Micrus Endovascular Corp.*	14,700	305,613
		492,702

See accompanying notes to the financial statements

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Oil Crude Producer – 4.7%
Carrizo Oil & Gas, Inc.*	5,800	$90,074
Double Eagle Petroleum Co.*	22,900	97,325
GeoResources, Inc.*	29,100	405,363
GMX Resources, Inc.*	29,300	190,157
Panhandle Oil & Gas, Inc.	11,100	293,373
		1,076,292
Oil Well Equipment & Services – 1.7%
T-3 Energy Services, Inc.*	13,900	387,810
Personal Care – 1.6%
Female Health Co.	70,700	366,933
Pharmaceuticals – 3.4%
Hi-Tech Pharmacal Co., Inc.*	21,800	499,438
ISTA Pharmaceuticals, Inc.*	85,000	186,150
SciClone Pharmaceuticals, Inc.*	33,700	89,642
		775,230
Pollution Control – 1.5%
Perma-Fix Environmental Services, Inc.*	217,800	350,658
Production Technology Equipment – 4.9%
FSI International, Inc.*	45,000	188,550
Nanometrics, Inc.*	54,500	549,905
Rudolph Technologies, Inc.*	24,400	184,220
Ultra Clean Hldgs., Inc.*	23,300	198,516
		1,121,191
Semiconductors & Components – 5.1%
Entropic Communications, Inc.*	65,100	412,734
Exar Corp.*	24,900	172,557
Integrated Silicon Solution, Inc.*	15,000	113,100
IXYS Corp.*	12,600	111,384
PLX Technology, Inc.*	43,000	180,170
Virage Logic Corp.*	15,000	178,350
		1,168,295
Specialty Retail – 0.8%
Citi Trends, Inc.*	5,600	184,464

See accompanying notes to the financial statements

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Telecommunications Equipment – 0.6%
DRI Corp.*	10,500	$17,850
TESSCO Technologies, Inc.	7,200	120,240
		138,090
Textiles – Apparel & Shoes – 5.7%
G-III Apparel Group Ltd.*	22,600	517,314
Joe's Jeans, Inc.*	57,500	113,850
LaCrosse Footwear, Inc.	9,100	153,244
True Religion Apparel, Inc.*	24,100	531,887
		1,316,295
Toys – 0.5%
LeapFrog Enterprises, Inc.*	29,600	118,992
Utilities – Misc. – 0.6%
Industrial Services of America, Inc.*	12,300	137,514
Utilities – Telecommunications – 0.1%
Multiband Corp.*	18,900	30,240
Wholesale & International Trade – 1.6%
Emergent Group, Inc.	35,200	243,232
GLG Life Tech Corp.*	15,700	120,576
		363,808
Total Equities (Cost: $20,835,999)		$23,271,676

See accompanying notes to the financial statements

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Units	Value
Warrants – 0.0%
Internet Software & Systems
Inuvo, Inc. ($2.50, Expires 04-03-11)(a)*	260,000	$281
Inuvo, Inc. ($3.05, Expires 12-05-11)(a)*	81,873	1,934
Inuvo, Inc. ($4.00, Expires 12-05-11)(a)*	40,937	784
Total Warrants (Cost: $0)		$2,999
Total Investments – 101.3% (Cost: $20,835,999)		$23,274,675
Other Liabilities Less Assets – (1.3%)		(302,804)
Net Assets – 100%		$22,971,871

Cost of Investments is $20,894,354 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$4,601,394
Gross unrealized depreciation	(2,221,073)
Net unrealized appreciation	$2,380,321
(a)	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2010.

See accompanying notes to the financial statements

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments
June 30, 2010 (unaudited)

	Shares	Value
EQUITIES – 98.7%
Advertising Agency – 2.7%
Constant Contact, Inc.*	46,200	$985,446
DG FastChannel, Inc.*	68,300	2,225,214
		3,210,660
Alternative Energy – 1.1%
EnerNOC, Inc.*	39,800	1,251,312
Beverage – Brewers & Distillers – 0.7%
Central European Distribution Corp.*	41,600	889,408
Beverage – Soft Drinks – 1.2%
Green Mountain Coffee Roasters, Inc.*	54,700	1,405,790
Biotechnology – 0.5%
ViroPharma, Inc.*	50,800	569,468
Chemicals – Specialty – 3.4%
Kraton Performance Polymers, Inc.*	31,000	582,490
Polypore International, Inc.*	154,000	3,501,960
		4,084,450
Commercial Services – 0.7%
ExlService Hldgs., Inc.*	48,000	824,160
Communications Technology – 11.0%
Acme Packet, Inc.*	164,300	4,416,384
Aruba Networks, Inc.*	161,500	2,299,760
Comtech Telecommunications Corp.*	20,500	613,565
GeoEye, Inc.*	49,700	1,547,658
Netgear, Inc.*	39,200	699,328
Power-One, Inc.*	343,100	2,315,925
ViaSat, Inc.*	38,600	1,256,816
		13,149,436
Computer Services Software & Systems – 12.4%
ArcSight, Inc.*	172,300	3,857,797
AsiaInfo Hldgs., Inc.*	105,100	2,297,486
Blackboard, Inc.*	31,500	1,175,895
LogMeIn, Inc.*	82,200	2,156,106
Longtop Financial Technologies Ltd. ADR*	50,800	1,645,920
OpenTable, Inc.*	50,800	2,106,676

See accompanying notes to the financial statements

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Sourcefire, Inc.*	59,700	$1,134,300
Telecommunication Systems, Inc.*	94,700	392,058
		14,766,238
Computer Technology – 1.9%
Super Micro Computer, Inc.*	56,200	758,700
Xyratex Ltd.*	107,000	1,514,050
		2,272,750
Construction – 2.1%
Insituform Technologies, Inc.*	91,600	1,875,968
Orion Marine Group, Inc.*	42,300	600,660
		2,476,628
Consumer Services – Misc. – 0.5%
51job, Inc. ADR*	30,800	640,948
Diversified Manufacturing Operations – 0.9%
Raven Industries, Inc.	33,200	1,119,172
Diversified Materials & Processing – 1.0%
Cabot Microelectronics Corp.*	33,700	1,165,683
Diversified Metals & Minerals – 0.6%
Brush Engineered Materials, Inc.*	36,200	723,276
Education Services – 6.3%
Grand Canyon Education, Inc.*	227,596	5,332,574
Lincoln Educational Services Corp.*	102,600	2,112,534
		7,445,108
Electrical Scientific Equipment – 3.0%
American Superconductor Corp.*	135,900	3,627,171
Electronics – 2.7%
American Science & Engineering, Inc.	17,500	1,333,675
iRobot Corp.*	97,700	1,835,783
		3,169,458
Gauges & Meters – 0.8%
FARO Technologies, Inc.*	52,000	972,920
Healthcare Management Services – 0.9%
Catalyst Health Solutions, Inc.*	29,500	1,017,750
Healthcare Services – 8.0%
HMS Hldgs. Corp.*	44,000	2,385,680

See accompanying notes to the financial statements

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
IPC The Hospitalist Co., Inc.*	38,900	$976,390
Medidata Solutions, Inc.*	99,100	1,535,059
SXC Health Solutions Corp.*	63,300	4,636,725
		9,533,854
Hotel & Motel – 2.2%
Home Inns & Hotel Mgmt., Inc. ADR*	67,800	2,646,912
Medical & Dental Instruments & Supplies – 2.1%
Conceptus, Inc.*	58,300	908,314
NuVasive, Inc.*	45,700	1,620,522
		2,528,836
Medical Equipment – 3.9%
Natus Medical, Inc.*	38,800	632,052
Thoratec Corp.*	95,500	4,080,715
		4,712,767
Offshore Drilling & Other Services – 0.6%
Atwood Oceanics, Inc.*	30,000	765,600
Oil Crude Producer – 1.8%
Bill Barrett Corp.*	25,500	784,635
Carrizo Oil & Gas, Inc.*	86,801	1,348,020
		2,132,655
Pharmaceuticals – 3.9%
Impax Laboratories, Inc.*	244,000	4,650,640
Photography – 2.8%
IMAX Corp.*	230,500	3,365,300
Power Transmission Equipment – 0.6%
Advanced Energy Industries, Inc.*	56,800	698,072
Production Technology Equipment – 4.4%
Brooks Automation, Inc.*	110,400	853,392
Cognex Corp.	29,100	511,578
Kulicke & Soffa Industries, Inc.*	378,800	2,659,176
MKS Instruments, Inc.*	62,900	1,177,488
		5,201,634
Semiconductors & Components – 11.1%
Alpha and Omega Semiconductor Ltd.*	84,600	1,168,326
Cavium Networks, Inc.*	50,300	1,317,357

See accompanying notes to the financial statements

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Cirrus Logic, Inc.*	176,300	$2,787,303
Mellanox Technologies Ltd.*	51,200	1,121,280
Monolithic Power Systems, Inc.*	114,500	2,044,970
NetLogic Microsystems, Inc.*	68,600	1,865,920
OmniVision Technologies, Inc.*	31,400	673,216
Spreadtrum Communications, Inc. ADR*	60,700	500,168
Volterra Semiconductor Corp.*	77,700	1,791,762
		13,270,302
Specialty Retail – 1.5%
Rue21, Inc.*	60,700	1,841,638
Textiles – Apparel & Shoes – 1.4%
True Religion Apparel, Inc.*	77,300	1,706,011
Total Equities (Cost: $98,754,243)		$117,836,007

	Units	Value
Warrants – 0.0%
Internet Software & Systems
Inuvo, Inc. ($2.50, expires 04/03/11)(a)*	540,000	$584
Inuvo, Inc. ($3.05, expires 12/05/11)(a)*	170,043	4,017
Inuvo, Inc.($4.00, expires 12/05/11)(a)*	85,022	1,629
Total Warrants (Cost: $0)		$6,230
Total Investments – 98.7% (Cost: $98,754,243)		$117,842,237
Other Assets Less Liabilities – 1.3%		1,537,085
Net Assets – 100%		$119,379,322

Cost of Investments is $99,578,186 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$25,292,951
Gross unrealized depreciation	(7,028,900)
Net unrealized appreciation	$18,264,051
(a)	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2010

ADR — American Depositary Receipt

See accompanying notes to the financial statements

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investements
June 30, 2010 (unaudited)

	Shares	Value
EQUITIES – 98.9%
Advertising Agency – 1.5%
DG FastChannel, Inc.*	2,800	$91,224
Aerospace – 1.2%
Herley Industries, Inc.*	5,200	74,152
Auto Parts – 1.4%
Dorman Products, Inc.*	4,200	85,386
Banks – Diversified – 2.6%
Danvers Bancorp, Inc.*	4,108	59,361
MB Financial, Inc.*	2,200	40,458
S.Y. Bancorp, Inc.	2,700	62,046
		161,865
Banks – Savings/Thrifts & Mortgage Lending – 4.1%
Beneficial Mutual Bancorp, Inc.*	6,200	61,256
BOFI Hldg., Inc.*	6,000	84,720
OceanFirst Financial Corp.*	3,900	47,073
Oritani Financial Corp.*	6,050	60,500
		253,549
Beverage – Soft Drinks – 0.9%
Peet's Coffee & Tea, Inc.*	1,400	54,978
Biotechnology – 2.5%
Dendreon Corp.*	4,900	158,417
Chemicals – Specialty – 3.0%
Polypore International, Inc.*	8,200	186,468
Commercial Vehicles & Parts – 0.8%
Wabash National Corp.*	7,200	51,192
Communications Technology – 6.4%
Acme Packet, Inc.*	7,400	198,912
KVH Industries, Inc.*	8,700	108,054
Power-One, Inc.*	13,200	89,100
		396,066
Computer Services Software & Systems – 5.2%
ArcSight, Inc.*	4,200	94,038
AsiaInfo Hldgs., Inc.*	4,300	93,998

See accompanying notes to the financial statements

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investements (continued)
June 30, 2010 (unaudited)

	Shares	Value
OpenTable, Inc.*	1,700	$70,499
OPNET Technologies, Inc.	4,600	67,574
		326,109
Construction – 1.0%
Insituform Technologies, Inc.*	3,000	61,440
Consumer Lending – 2.4%
Encore Capital Group, Inc.*	3,500	72,135
First Cash Financial Services, Inc.*	3,600	78,480
		150,615
Diversified Chemicals – 2.1%
Albemarle Corp.	1,800	71,478
KMG Chemicals, Inc.	4,000	57,440
		128,918
Diversified Metals & Minerals – 0.7%
Brush Engineered Materials, Inc.*	2,000	39,960
Education Services – 3.4%
Grand Canyon Education, Inc.*	5,300	124,179
Lincoln Educational Services Corp.*	4,200	86,478
		210,657
Electrical Scientific Equipment – 2.2%
American Superconductor Corp.*	2,800	74,732
Littelfuse, Inc.*	2,000	63,220
		137,952
Electronics – 1.6%
iRobot Corp.*	5,400	101,466
Electronics Components – 2.6%
Acacia Research Corp.*	11,450	162,933
Engineering & Contracting Services – 0.8%
Exponent, Inc.*	1,600	52,352
Foods – 3.2%
Flowers Foods, Inc.	3,400	83,062
SkyPeople Fruit Juice, Inc.*	6,100	30,805
TreeHouse Foods, Inc.*	1,900	86,754
		200,621

See accompanying notes to the financial statements

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investements (continued)
June 30, 2010 (unaudited)

	Shares	Value
Healthcare Facilities – 2.1%
Hanger Orthopedic Group, Inc.*	7,300	$131,108
Healthcare – Misc. – 0.9%
Providence Service Corp.*	3,800	53,200
Healthcare Services – 6.1%
Emergency Medical Services Corp.*	1,400	68,642
Gentiva Health Services, Inc.*	2,900	78,329
HMS Hldgs. Corp.*	1,900	103,018
LHC Group, Inc.*	2,500	69,375
RehabCare Group, Inc.*	2,800	60,984
		380,348
Hotel & Motel – 1.2%
Full House Resorts, Inc.*	23,900	75,285
Luxury Items – 1.1%
Fossil, Inc.*	1,900	65,930
Medical & Dental Instruments & Supplies – 1.0%
Gen-Probe, Inc.*	1,400	63,588
Medical Equipment – 3.6%
Thoratec Corp.*	5,200	222,196
Medical Services – 1.3%
Bio-Reference Laboratories, Inc.*	3,600	79,812
Oil Crude Producer – 1.1%
GeoResources, Inc.*	4,900	68,257
Personal Care – 1.5%
Female Health Co.	18,100	93,939
Pharmaceuticals – 6.7%
Auxilium Pharmaceuticals, Inc.*	1,800	42,300
Impax Laboratories, Inc.*	8,900	169,634
ISTA Pharmaceuticals, Inc.*	19,800	43,362
Salix Pharmaceuticals Ltd.*	4,100	160,023
		415,319
Photography – 2.0%
IMAX Corp.*	8,700	127,020

See accompanying notes to the financial statements

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investements (continued)
June 30, 2010 (unaudited)

	Shares	Value
Pollution Control – 0.9%
Clean Harbors, Inc.*	800	$53,128
Production Technology Equipment – 4.4%
Axcelis Technologies, Inc.*	76,400	118,420
Kulicke & Soffa Industries, Inc.*	4,600	32,292
MKS Instruments, Inc.*	3,900	73,008
Veeco Instruments, Inc.*	1,400	47,992
		271,712
Railroads – 1.0%
Genese & Wyoming, Inc.*	1,600	59,696
Semiconductors & Components – 5.5%
Atheros Communications, Inc.*	2,100	57,834
Cavium Networks, Inc.*	3,100	81,189
Cirrus Logic, Inc.*	4,400	69,564
Micrel, Inc.	5,800	59,044
Volterra Semiconductor Corp.*	3,300	76,098
		343,729
Specialty Retail – 4.0%
Dress Barn, Inc.*	5,200	123,812
hhgregg, Inc.*	2,400	55,968
Ulta Salon, Cosmetics & Fragrance, Inc.*	3,000	70,965
		250,745
Telecommunications Equipment – 0.6%
UTStarcom, Inc.*	20,400	37,536
Textiles – Apparel & Shoes – 4.3%
G-III Apparel Group Ltd.*	2,700	61,803
Phillips-Van Heusen Corp.	1,900	87,913
Steve Madden Ltd.*	3,750	118,200
		267,916
Total Equities (Cost: $5,621,182)		$6,146,784
Total Investments – 98.9% (Cost: $5,621,182)		$6,146,784
Other Assets Less Liabilities – 1.1%		67,831
Net Assets – 100%		$6,214,615

See accompanying notes to the financial statements

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investements (continued)
June 30, 2010 (unaudited)

Cost of Investments is $5,627,091 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$848,466
Gross unrealized depreciation	(328,773)
Net unrealized appreciation	$519,693
*	Non-Income producing security during the period ended June 30, 2010

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments
June 30, 2010 (unaudited)

	Shares	Value
Equities – 99.0%
Auto Components – 2.9%
China XD Plastics Co. Ltd.	458,351	$3,116,787
Tongxin International Ltd.*	294,200	1,262,118
Wonder Auto Technology, Inc.*	152,400	1,115,568
Xinyi Glass Hldg. Co. Ltd.(a)	4,875,400	1,832,039
		7,326,512
Beverages – 0.8%
China New Borun Corp. ADR*	360,800	2,110,680
Biotechnology – 3.4%
3SBio, Inc., Ltd.*	327,309	3,806,604
China Nuokang Bio-Pharmaceutical, Inc. ADR*	196,700	940,226
Sino Biopharmaceutical Ltd.(a)	9,750,649	3,794,375
		8,541,205
Chemicals – 4.2%
China Green Agriculture, Inc.*	120,000	1,077,600
Huabao International Hldgs. Ltd.(a)	2,640,900	3,375,627
Yingde Gases Group Co.(a)*	2,951,800	2,927,274
Yongye International, Inc.*	465,400	3,206,606
		10,587,107
Commercial Service & Supply – 1.6%
China Everbright International Ltd.(a)	9,492,700	3,991,691
Communications Equipment – 5.4%
China All Access Hldgs. Ltd.(a)	6,236,200	1,253,343
China Wireless Technologies Ltd.(a)	9,886,200	3,689,947
Comba Telecom Systems Hldgs. Ltd.(a)	3,620,961	3,990,781
MOBI Development Co. Ltd.(a)	8,841,040	2,668,241
O-Net Communications Group Ltd.*	4,607,000	2,064,805
		13,667,117
Construction Materials – 0.2%
China Advanced Construction Materials Group, Inc.*	172,500	610,650
Diversified Consumer Services – 1.4%
China Distance Education Hldgs., Inc. ADR*	126,600	424,110
ChinaCast Education Corp.*	530,300	3,149,982
		3,574,092

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Electrical Equipment – 6.5%
American Superconductor Corp.*	63,800	$1,702,822
China High Speed Transmission(a)	2,260,900	4,748,967
Harbin Electric, Inc.*	65,200	1,085,580
Lihua International, Inc.*	165,400	1,405,900
NVC Lighting Hldgs. Ltd.*	7,458,000	2,202,854
Zhuzhou CSR Times Electric Co. Ltd.(a)	2,552,300	5,403,033
		16,549,156
Electronic Equipment & Instruments – 1.0%
Wasion Group Hldgs. Ltd.(a)	4,208,300	2,636,180
Energy Equipment & Services – 0.2%
Anhui Tianda Oil Pipe Co. Ltd.(a)	317,000	110,880
Shengli Oil & Gas Pipe Hldgs. Ltd.(a)	2,232,000	494,274
		605,154
Food Products – 4.0%
China Corn Oil Co. Ltd.(a)*	2,084,000	1,321,258
China Mengniu Dairy Co. Ltd.(a)	545,000	1,766,447
China Yurun Food Group Ltd.(a)	933,300	2,934,941
Shenguan Hldgs. Group Ltd.(a)	1,889,400	1,682,211
SkyPeople Fruit Juice, Inc.*	129,100	651,955
Want Want China Hldgs. Ltd.(a)	2,017,000	1,693,115
		10,049,927
Food & Staples Retailing – 1.0%
China Jo-Jo Drugstores, Inc.*	124,300	522,060
QKL Stores, Inc.*	481,100	2,020,620
		2,542,680
Gas Utilities – 2.8%
China Gas Hldgs. Ltd.(a)*	7,964,400	4,432,588
China Resources Gas Group Ltd.(a)	982,500	1,384,905
Xinao Gas Hldgs. Ltd.(a)	544,400	1,204,875
		7,022,368
Healthcare Equipment & Supplies – 0.5%
Shandong Weigao Group(a)	317,700	1,383,945
Healthcare Providers & Services – 1.7%
China Cord Blood Corp.*	295,900	1,553,475
Concord Medical Services Hldgs. Ltd. ADR*	445,500	2,655,180
		4,208,655

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Hotels Restaurants & Leisure – 5.6%
Ajisen China Hldgs. Ltd.(a)	2,096,900	$2,340,657
Ctrip.com International Ltd. ADR*	76,600	2,877,096
FU JI Food & Catering Services Hldgs. Ltd.(a)*	1,325,000	646,599
Home Inns & Hotels Mgmt., Inc. ADR*	190,400	7,433,216
Rexlot Hldgs. Ltd.(a)	10,858,700	993,709
		14,291,277
Household Durables – 2.8%
China Electric Motor, Inc.*	292,400	1,450,275
Haier Electronics Group Co. Ltd.(a)*	2,089,000	1,278,070
Huiyin Household Appliances Hldgs. Co. Ltd.*	12,268,000	3,040,650
Skyworth Digital Hldgs. Ltd.(a)	2,208,413	1,455,410
		7,224,405
Household Products – 1.1%
Vinda International Hldgs. Ltd.(a)	3,441,000	2,904,582
Independent Power Producers & Energy Traders – 0.8%
China Longyuan Power Group Corp.(a)*	728,100	668,445
China WindPower Group Ltd.(a)*	13,840,800	1,351,926
		2,020,371
Insurance – 1.6%
CNinsure, Inc. ADR	157,900	4,095,926
Internet Software & Services – 1.5%
Changyou.com Ltd. ADR*	61,575	1,592,330
Pacific Online(a)	3,458,835	1,318,034
Tencent Hldgs. Ltd.(a)	49,000	811,795
		3,722,159
Machinery – 10.5%
China Automation Group Ltd.(a)	8,315,000	5,379,886
China Fire & Security Group, Inc.*	24,300	223,074
China South Locomotive and Rolling Stock Corp. Ltd.(a)	1,880,600	1,285,620
China Valves Technology, Inc.*	351,018	3,274,998
Duoyuan Global Water, Inc. ADR*	168,000	2,956,800
Duoyuan Printing, Inc.*	156,500	1,208,180
EVA Precision Industrial Hldgs. Ltd.(a)	6,748,000	3,151,765
International Mining Machinery Hldgs. Ltd.*	7,680,000	3,294,148
Lonking Hldgs. Ltd.(a)	2,948,000	1,952,891
Sany Heavy Equipment International Hldgs. Co. Ltd.(a)	3,331,000	3,686,391

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Shengkai Innovations, Inc.*	30,600	$250,308
		26,664,061
Media – 2.1%
Charm Communications, Inc. ADR*	315,900	2,388,204
Orange Sky Golden Harvest Entertainment Hldgs. Ltd.(a)*	13,091,100	1,348,971
VODone Ltd.(a)	5,572,300	1,642,443
		5,379,618
Metals & Mining – 4.5%
China Metal Recycling Hldgs. Ltd.(a)	1,516,200	1,379,376
China Vanadium Titano-Magnetite Mining Co. Ltd.(a)*	4,475,000	1,625,779
Gulf Resources, Inc.*	237,600	2,040,984
Hidili Industry International Development Ltd.(a)*	1,505,000	1,108,577
Midas Hldgs. Ltd.(a)	3,437,992	2,224,265
Shougang Concord Century Hldgs. Ltd.(a)	15,122,000	1,559,604
Zhaojin Mining Industry Co. Ltd.(a)	589,100	1,378,574
		11,317,159
Multiline Retail – 1.2%
Golden Eagle Retail Group Ltd.(a)	1,498,964	3,129,501
Oil, Gas & Consumable Fuel – 0.7%
China Integrated Energy, Inc.*	130,000	1,079,000
Sino Clean Energy, Inc.*	93,750	581,250
		1,660,250
Paper & Forest Products – 3.3%
China Forestry Hldgs. Ltd.(a)	4,508,000	1,615,479
Lee & Man Paper Manufacturing Ltd.(a)*	6,124,900	4,502,925
Orient Paper, Inc.*	121,500	811,620
Youyuan International Hldgs. Ltd.*	4,300,000	1,325,303
		8,255,327
Personal Products – 2.8%
BaWang Internationl Group Hldg. Ltd.(a)	3,051,700	2,164,944
China-Biotics, Inc.*	84,600	1,100,646
Hengan International Group Co. Ltd.(a)	148,300	1,200,849
Ruinian International Ltd.*	3,419,000	2,507,094
		6,973,533
Pharmaceuticals – 4.1%
China Shineway Pharmaceutical Group Ltd.(a)	1,037,900	3,156,565
Lansen Pharmaceutical Hldgs. Ltd.*	1,962,000	1,015,405

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Lee's Pharmaceutical Hldgs. Ltd.(a)	3,880,000	$1,507,225
Lijun International Pharmaceutical Hldg. Co. Ltd.(a)	5,843,300	2,128,363
Shandong Luoxin Pharmacy Stock Co. Ltd.(a)	1,429,600	1,762,927
Sinopharm Medicine Hldg. Co. Ltd.(a)	259,600	945,880
		10,516,365
Professional Services – 1.8%
51job, Inc. ADR*	216,200	4,499,122
Real Estate Management & Development – 0.8%
China Real Estate Information Corp. ADR*	251,213	1,997,143
Semiconductor & Semi Equipment – 2.0%
JinkoSolar Hldg. Co. Ltd. ADR*	117,500	1,139,750
Spreadtrum Communications, Inc. ADR*	457,400	3,768,976
		4,908,726
Software – 6.9%
AsianInfo Hldgs., Inc.*	259,100	5,663,926
China TransInfo Technology Corp.*	398,600	2,164,398
Kingtone Wirelessinfo Solutions Hldg. Ltd. ADR*	167,899	429,838
Longtop Financial Technologies Ltd. ADR*	159,625	5,171,850
VanceInfo Technologies, Inc. ADR*	176,275	4,103,682
		17,533,694
Specialty Retail – 0.6%
Zhongsheng Group Hldgs. Ltd.*	1,161,000	1,431,327
Textile Apparel & Luxury Goods – 4.0%
361 Degrees International Ltd.(a)	4,207,600	2,997,933
Anta Sports Products Co. Ltd.(a)	1,498,400	2,697,405
Li Ning Co. Ltd.(a)	248,400	813,934
Shenzhou International Group(a)	3,179,800	3,630,131
		10,139,403
Water Utilities – 2.7%
Bejing Enterprises Water Group Ltd.(a)*	15,146,800	4,710,021
China Water Affairs Group Ltd.(a)	3,616,200	1,144,827
Tri-Tech Hldg. Inc.*	113,900	926,007
		6,780,855
Total Equities (Cost: $208,926,725)		$250,851,923

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Units	Value
Warrants – 0.1%
Auto Components – 0.1%
China XD Plastics Co. Ltd. ($5.50, expires 6/1/15)(a)(b)	130,435	$344,954
Chemicals – 0.0%
Jiutian Chemical Group Ltd. ($0.80, expires 10/15/10)	4,567,700	16,321
Total Warrants (Cost: $411,309)		$361,275
Total Investments – 99.1% (Cost: $209,338,034)		$251,213,198
Other Assets Less Liabilities – 0.9%		2,279,530
Net Assets – 100%		$253,492,728

Cost of Investments is $213,540,201 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$59,011,181
Gross unrealized depreciation	(21,338,184)
Net unrealized appreciation	$37,672,997
(a)	Fair Valued Security
(b)	The securities are subject to legal or contractual restrictions on sale. They are valued at fair value in accordance with procedures adopted by the board of trustees of the Trust as of June 30, 2010. The aggregate value of restricted securities was $344,954 or 0.1% of net assets at June 30, 2010.
*	Non-Income producing security during the period ended, June 30, 2010

ADR — American Depositary Receipt

COUNTRY ALLOCATION (as a percentage of Net Assets)

China (Includes the People's Republic of China and Hong Kong)	97.5%
Singapore	0.9%
United States	0.7%

See accompanying notes to the financial statements

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments
June 30, 2010 (unaudited)

	Shares	Value
EQUITIES – 93.2%
Australia – 1.5%
Equinox Minerals Ltd.*	56,600	$198,317
TPG Telecom Ltd.(a)	18,000	28,689
		227,006
Belgium – 3.1%
Bekaert NV(a)	2,050	341,768
Telenet Group Hldg. NV(a)*	4,500	118,062
		459,830
Canada – 6.2%
Lululemon Athletica, Inc.*	6,800	252,569
Pacific Rubiales Energy Corp.*	15,800	354,129
SXC Health Solutions Corp.*	4,300	316,113
		922,811
China – 5.0%
CNinsure, Inc. ADR	10,100	261,994
Comba Telecom Systems Hldgs. Ltd.(a)	278,262	306,682
MOBI Development Co. Ltd.(a)	283,030	85,419
Spreadtrum Communications, Inc. ADR*	11,200	92,288
		746,383
Finland – 2.9%
M-real Oyj(a)*	125,000	438,102
Germany – 7.3%
ADVA AG Optical Networking(a)*	32,200	163,926
Aixtron AG(a)	8,500	200,951
Dialog Semiconductor PLC(a)*	25,200	299,004
Draegerwerk AG & Co. KGAA(a)	6,400	360,611
Stada Arzneimittel AG(a)	2,200	73,117
		1,097,609
Hong Kong – 7.6%
361 Degrees International Ltd.(a)	427,200	304,382
Kingboard Laminates Hldg. Ltd.(a)	244,800	205,843
SinoMedia Hldg. Ltd.(a)	305,200	69,275
The United Laboratories Ltd.(a)	276,000	375,545
Vietnam Manufacturing & Export Processing Hldgs. Ltd.(a)	429,900	104,857
Xtep International Hldgs. Ltd.(a)	98,000	80,556
		1,140,458

See accompanying notes to the financial statements

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Japan – 14.3%
CKD Corp.(a)*	24,900	$185,616
Fuji Electronics Co. Ltd.(a)*	9,400	99,221
Imasen Electric Industrial Co. Ltd.(a)*	11,800	142,608
Melco Hldgs., Inc.(a)*	4,900	155,023
Mory Industries, Inc.(a)*	46,700	168,392
Nidec Tosok Corp.(a)*	2,000	39,586
Nikkiso Co. Ltd.(a)*	21,400	170,263
Sanken Electric Co. Ltd.(a)*	67,000	259,148
Sanyo Denki Co. Ltd.(a)*	22,000	107,130
Satori Electric Co. Ltd.(a)	15,400	121,802
Sawai Pharmaceutical Co. Ltd.(a)	4,000	382,738
Taiho Kogyo Co. Ltd.(a)*	14,800	106,691
Toyo Corp.(a)*	19,800	199,632
		2,137,850
Luxembourg – 2.5%
Acergy SA(a)	17,300	256,145
SAF-Holland SA(a)*	20,100	127,564
		383,709
Netherlands – 2.3%
ASM International NV(a)*	17,500	342,514
Norway – 1.9%
Subsea 7, Inc.(a)*	19,000	284,860
Singapore – 2.4%
Noble Group Ltd.(a)	294,181	355,569
Sweden – 5.9%
Autoliv, Inc.(a)*	9,600	461,721
Elekta AB(a)*	6,600	167,018
Haldex AB(a)*	30,600	261,044
		889,783
Switzerland – 0.7%
Phoenix Mecano AG	200	100,014
United Kingdom – 29.6%
Aggreko PLC(a)	15,000	314,890
Aveva Group PLC(a)	9,100	152,718
Dimension Data Hldgs. PLC(a)	186,300	261,316
Domino's Pizza UK & IRL PLC(a)	46,400	262,150
Electrocomponents PLC(a)	52,100	167,766

See accompanying notes to the financial statements

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
IMI PLC(a)	38,300	$390,227
International Personal Finance PLC(a)	164,800	466,133
Lamprell PLC(a)	112,100	356,817
Melrose PLC(a)	115,500	360,167
Petrofac Ltd.(a)	8,600	151,299
Premier Farnell PLC	115,400	377,597
Rightmove PLC(a)	22,400	210,121
Schroders PLC(a)	8,481	152,639
SSL International PLC(a)	10,848	130,638
Weir Group(a)	32,900	505,430
Wood Group (John) PLC(a)	39,500	183,448
		4,443,356
Total Equities (Cost: $13,032,210)		$13,969,854
Total Investments – 93.2% (Cost: $13,032,210)		$13,969,854
Other Assets Less Liabilities – 6.8%		1,019,816
Net Assets – 100%		$14,989,670

Cost of investments is $13,241,875 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,630,794
Gross unrealized depreciation	(902,815)
Net unrealized appreciation	727,979
(a)	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2010

ADR — American Depositary Receipt

SECTOR ALLOCATIONS (as a precentage of Net Assets)

Consumer Discretionary	14.4%
Energy	10.6%
Financials	5.9%
Health Care	13.2%
Industrials	18.8%
Information Technology	23.9%
Materials	5.4%
Telecomm Service	1.0%

See accompanying notes to the financial statements

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments
June 30, 2010 (unaudited)

	Shares	Value
EQUITIES – 101.1%
Australia – 10.0%
Arrow Energy Ltd.(a)*	18,000	$72,854
Atlas Iron Ltd.(a)*	30,000	51,886
Boart Longyear Group(a)*	35,000	82,268
Flight Centre Ltd.(a)*	5,000	69,174
Iluka Resources Ltd.(a)*	20,000	77,251
MacArthur Coal Ltd.(a)	7,000	69,953
Mirabela Nickel Ltd.(a)*	18,000	30,298
Mount Gibson Iron Ltd.(a)*	50,000	63,346
Paladin Energy Ltd.(a)*	18,000	53,597
PanAust Ltd.(a)*	180,000	72,985
Ramsay Health Care Ltd.(a)*	6,000	70,581
Seek Ltd.(a)	12,000	69,875
		784,068
China – 32.5%
AsiaInfo Hldgs., Inc.*	2,000	43,720
Baidu.com, Inc. ADR*	1,200	81,696
Beijing Enterprises Water Group Ltd.(a)*	150,000	46,644
China Automation Group Ltd.(a)	120,000	77,641
China Everbright International Ltd.(a)	200,000	84,100
China High Speed Transmission(a)	38,000	79,818
China Shineway Pharmaceutical Group Ltd.(a)	30,000	91,239
China Wireless Technologies Ltd.(a)	200,000	74,648
Comba Telecom Systems Hldgs. Ltd.(a)	149,600	164,879
Combine Will International Hldgs. Ltd.(a)	200,000	25,713
Ctrip.com International Ltd. ADR*	2,000	75,120
Digital China Hldgs. Ltd.(a)*	50,000	76,388
Golden Eagle Retail Group Ltd.(a)	40,000	83,511
Haier Electronics Group Ltd.(a)*	107,000	65,464
Lianhua Supermarket Hldgs. Ltd.(a)	38,000	139,194
Lijun International Pharmaceutical Hldg. Co. Ltd.(a)	300,000	109,272
Lilang China Co. Ltd.(a)	80,000	89,156
MOBI Development Co. Ltd.(a)	220,000	66,396
Nine Dragons Paper Hldgs. Ltd.(a)	40,000	53,888
Peak Sport Products Ltd.(a)	100,000	65,857
Real Gold Mining Ltd.(a)*	80,000	124,626

See accompanying notes to the financial statements

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Rexlot Hldgs. Ltd.(a)	300,000	$27,454
Ruinian International Ltd.*	100,000	73,328
Sany Heavy Equipment International Hldgs. Co. Ltd.(a)	80,000	88,535
Shougang Concord International Enterprises Co. Ltd.(a)*	400,000	56,161
Sichuan Expressway Co. Ltd.(a)	150,000	82,198
Sino Biopharmaceutical Ltd.(a)	248,000	96,507
Skyworth Digital Hldgs. Ltd.(a)	120,000	79,084
Tencent Hldgs. Ltd.(a)	3,000	49,702
UTStarcom, Inc.*	20,000	36,800
VODone Ltd.(a)	200,000	58,950
Xinao Gas Hldgs. Ltd.(a)	30,000	66,397
Zhuzhou CSR Times Electric Co. Ltd.(a)	50,000	105,846
		2,539,932
Hong Kong – 7.2%
AAC Acoustic Technologies Hldgs., Inc.(a)	36,000	51,457
EVA Precision Industrial Hldgs. Ltd.(a)	180,000	84,072
Kingboard Laminates Hldg. Ltd.(a)	80,000	67,269
Lee & Man Paper Manufacturing Ltd.(a)*	75,000	55,139
Orange Sky Golden Harvest Entertainment Hldgs. Ltd.(a)*	350,000	36,066
Pacific Basin Shipping Ltd.(a)	100,000	61,883
Pacific Textiles Hldgs. Ltd.(a)	150,000	74,699
Peace Mark Hldgs. Ltd.*(a)	72,000	—
SJM Hldgs. Ltd.(a)	80,000	67,000
Trinity Ltd.(a)	100,000	66,561
		564,146
India – 14.1%
Cadila Healthcare Ltd.(a)*	6,000	84,707
Divi's Laboratories Ltd.(a)*	2,500	41,330
Exide Industries Ltd.(a)*	32,000	90,003
Financial Technologies (India) Ltd.(a)	1,737	49,603
IVRCL Infrastructures & Projects Ltd.(a)*	24,000	95,913
Jain Irrigation Systems Ltd.(a)*	5,000	114,569
JSW Steel Ltd.(a)	7,000	158,065
Lanco Infratech Ltd.(a)*	80,000	113,961
Max India Ltd.(a)*	20,000	65,614
Piramal Healthcare Ltd.(a)	4,000	41,106
Shriram Transport Finance Co. Ltd.(a)	6,000	73,941

See accompanying notes to the financial statements

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Yes Bank Ltd.(a)	30,000	$171,952
		1,100,764
Indonesia – 6.7%
PT Bank Tabungan Negara TBK(a)*	230,000	42,685
PT Holcim Indonesia TBK(a)*	500,000	118,593
PT Indika Energy TBK(a)	200,000	62,199
PT Kalbe Farma TBK(a)*	500,000	114,813
PT Perusahaan Gas Negara(a)*	100,000	42,392
PT Summarecon Agung TBK(a)	460,000	42,662
PT United Tractors TBK(a)	50,000	102,482
		525,826
Japan – 9.7%
Chugoku Marine Paints Ltd.(a)	11,000	75,647
Citizen Hldgs. Co. Ltd.(a)*	6,000	36,653
CyberAgent, Inc.(a)*	50	74,100
Keihin Corp.(a)*	3,000	51,804
Kura Corp.(a)	6,000	97,762
Kuraray Co. Ltd.(a)	9,000	105,584
Makino Milling Machine Co. Ltd.(a)*	6,000	38,034
Nikon Corp.(a)*	2,000	34,468
Nippon Electric Glass Co. Ltd.(a)	7,000	80,182
Nitto Denko Corp.(a)	3,000	98,410
Yamada Denki Co. Ltd.(a)*	1,000	65,340
		757,984
Malaysia – 4.0%
Mudajaya Group BHD(a)	23,000	35,411
Top Glove Corp. BHD(a)	40,000	169,058
Unisem (M) BHD(a)*	120,000	106,219
		310,688
Singapore – 11.4%
CWT Ltd.(a)	100,000	61,588
Ezion Hldgs. Ltd.(a)	180,000	80,011
Goodpack Ltd.(a)	50,000	59,690
Hyflux Ltd.(a)	30,000	69,172
Midas Hldgs. Ltd.(a)	150,000	97,045
Neptune Orient Lines Ltd.(a)*	60,000	84,745

See accompanying notes to the financial statements

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Shares	Value
Noble Group Ltd.(a)	123,636	$149,436
Parkway Hldgs. Ltd.(a)	50,000	126,538
Singapore Airport Terminal Services Ltd.(a)*	50,000	95,305
Super Group Ltd.(a)	100,000	62,896
		886,426
South Africa – 1.1%
Aquarius Platinum Ltd.(a)	18,000	87,395
South Korea – 4.4%
IsuPetasys Co. Ltd.(a)*	30,000	83,285
LG Innotek Co. Ltd.(a)*	1,068	140,159
Samsung Electro-Mechanics Co. Ltd.(a)	600	75,030
Samsung SDI Co. Ltd.(a)*	300	41,985
		340,459
Total Equities (Cost: $7,141,604)		$7,897,688
Total Investments – 101.1% (Cost: $7,141,604)		$7,897,688
Other Liabilities Less Assets – (1.1%)		(87,969)
Net Assets – 100%		$7,809,719

Cost of Investments is $7,159,929 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,338,755
Gross unrealized depreciation	(600,996)
Net unrealized appreciation	$737,759
(a)	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2010

ADR — American Depositary Receipt

SECTOR ALLOCATION (as a percentage of Net Assets)

Consumer Discretionary	16.3%
Consumer Staples	3.5%
Energy	3.4%
Financials	4.2%
Healthcare	12.1%
Industrials	23.8%
Information Technology	17.0%
Materials	17.9%
Utilities	2.9%

See accompanying notes to the financial statements

THE OBERWEIS FUNDS
Statement of Assets and Liabilities
June 30, 2010 (unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Assets:
Investment securities at value(a)	$23,274,675	$117,842,237	$6,146,784
Cash	—	1,614,902	77,646
Receivable from fund shares sold	1,413	110,137	2,127
Receivable from securities sold	29,512	—	—
Dividends and interest receivable	—	5,312	1,391
Prepaid expenses	9,654	15,364	12,905
Total Assets	23,315,254	119,587,952	6,240,853
Liabilities:
Payable to custodian bank	43,051	—	—
Payable for fund shares redeemed	1,823	36,438	15,012
Payable for securities purchased	254,100	—	—
Payable to advisor (see note 2)	19,901	83,566	1,257
Payable to distributor	4,975	25,472	1,369
Accrued expenses	19,533	63,154	8,600
Total Liabilities	343,383	208,630	26,238
Net Assets	$22,971,871	$119,379,322	$6,214,615
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	2,473,760	7,423,033	702,044
Net asset value, offering price and redemption price	$9.29	$16.08	$8.85
Analysis of net assets:
Capital	$32,181,290	$156,577,625	$8,392,192
Undistributed net realized losses on investment	(11,648,095)	(56,286,298)	(2,703,179)
Net unrealized appreciation of investments	2,438,676	19,087,995	525,602
Net Assets	$22,971,871	$119,379,322	$6,214,615
(a) Investment securities at cost	$20,835,999	$98,754,243	$5,621,182

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Assets and Liabilities (continued)
June 30, 2010 (unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Assets:
Investment securities at value(a)	$251,213,198	$13,969,854	$7,897,688
Cash	697,451	714,379	28,973
Receivable from fund shares sold	27,610	22	—
Receivable from securities sold	3,763,784	366,359	—
Dividends and interest receivable	429,377	33,775	14,172
Prepaid expenses	28,952	9,143	8,832
Total Assets	256,160,372	15,093,532	7,949,665
Liabilities:
Payable for fund shares redeemed	319,081	68	56,482
Payable for securities purchased	1,868,250	48,835	40,763
Payable to advisor (see note 2)	272,150	15,398	2,701
Payable to distributor	54,430	3,213	1,658
Accrued expenses	153,733	36,348	38,342
Total Liabilities	2,667,644	103,862	139,946
Net Assets	$253,492,728	$14,989,670	$7,809,719
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	16,422,481	1,793,215	1,058,831
Net asset value, offering price and redemption price	$15.44	$8.36	$7.38
Analysis of net assets:
Capital	$186,764,389	$25,817,733	$10,980,442
Undistributed net realized gains (losses) on investment and foreign currency transactions	24,853,635	(11,765,808)	(3,926,907)
Net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	41,874,704	937,745	756,184
Net Assets	$253,492,728	$14,989,670	$7,809,719
(a) Investment securities at cost	$209,338,034	$13,032,210	$7,141,604

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Operations
Period Ended June 30, 2010 (unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Investment Income:
Interest	$—	$2,770	$—
Dividends(a)	17,939	24,881	7,244
Total Income	17,939	27,651	7,244
Expenses:
Investment advisory fees (see note 2)	76,917	258,252	13,189
Management fees (see note 2)	51,278	245,855	13,189
Distribution fees and shareholder services (see note 2)	32,049	153,659	8,243
Transfer agent fees and expenses	28,590	86,765	15,689
Custodian fees and expenses	27,475	43,725	19,835
Federal and state registration fees	10,061	11,295	9,171
Other	15,704	62,423	4,726
Total expenses before reimbursed expenses	242,074	861,974	84,042
Earnings credit (see note 5)	(36)	(94)	(30)
Expense reimbursement (see note 2)	—	—	(18,068)
Total Expenses	242,038	861,880	65,944
Net Investment Income (Loss)	(224,099)	(834,229)	(58,700)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions	1,098,871	16,254,102	757,142
Increase/decrease in unrealized appreciation/depreciation on investments	(3,646,485)	(16,560,143)	(894,401)
Net realized/unrealized losses on investments	(2,547,614)	(306,041)	(137,259)
Net decrease in net assets resulting from operations	$(2,771,713)	$(1,140,270)	$(195,959)
(a)	Dividends are net of foreign withholding tax of $708 for the Micro-Cap Fund.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Operations (continued)
Period Ended June 30, 2010 (unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Investment Income:
Interest	$140	$—	$—
Dividends(a)	1,878,634	185,744	60,975
Total Income	1,878,774	185,744	60,975
Expenses:
Investment advisory fees (see note 2)	1,972,615	109,231	53,265
Distribution fees and shareholder services (see note 2)	394,523	21,846	10,653
Transfer agent fees and expenses	299,560	28,381	16,423
Custodian fees and expenses	270,618	71,040	56,235
Federal and state registration fees	17,265	11,044	8,986
Other	157,557	13,666	8,327
Total expenses before reimbursed expenses	3,112,138	255,208	153,889
Earnings credit (see note 5)	(36)	(74)	(38)
Expense reimbursement (see note 2)	—	(37,545)	(47,748)
Total Expenses	3,112,102	217,589	106,103
Net Investment Income (Loss)	(1,233,328)	(31,845)	(45,128)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions	53,920,780	2,107,857	976,273
Net realized gains (losses) on foreign currency transactions	(4,026)	(6,062)	(7,068)
Net realized gains (losses) on investment and foreign currency transactions	53,916,754	2,101,795	969,205
Increase/decrease in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(88,428,474)	(3,261,856)	(1,613,413)
Net realized/unrealized gains (losses) on investments and foreign currencies	(34,511,720)	(1,160,061)	(644,208)
Net decrease in net assets resulting from operations	$(35,745,048)	$(1,191,906)	$(689,336)
(a)	Dividends are net of foreign withholding tax of $27,823, $14,855, and $2,199 for the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
From Operations:
Net investment loss	$(224,099)	$(411,435)
Net realized gains (losses) on investments	1,098,871	(1,023,297)
Increase (decrease) in net unrealized appreciation (depreciation) of investments	(3,646,485)	10,618,975
Net increase (decrease) in net assets resulting from operations	(2,771,713)	9,184,243
From Capital Share Transactions:
Proceeds from sale of shares	519,082	2,547,055
Redemption of shares	(1,742,363)	(6,147,818)
Net decrease from capital share transactions	(1,223,281)	(3,600,763)
Total increase (decrease) in net assets	(3,994,994)	5,583,480
Net Assets:
Beginning of period	26,966,865	21,383,385
End of period	$22,971,871	$26,966,865
Transactions in Shares:
Shares sold	50,392	300,906
Less shares redeemed	(170,266)	(785,693)
Net decrease from capital share transactions	(119,874)	(484,787)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Growth Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
From Operations:
Net investment loss	$(834,229)	$(1,297,665)
Net realized gains (losses) on investments	16,254,102	(10,201,211)
Increase (decrease) in net unrealized appreciation (depreciation) of investments	(16,560,143)	49,405,377
Net increase (decrease) in net assets resulting from operations	(1,140,270)	37,906,501
From Capital Share Transactions:
Proceeds from sale of shares	13,399,311	30,817,043
Redemption of shares	(10,267,758)	(33,073,151)
Net increase (decrease) from capital share transactions	3,131,553	(2,256,108)
Total increase in net assets	1,991,283	35,650,393
Net Assets:
Beginning of period	117,388,039	81,737,646
End of period	$119,379,322	$117,388,039
Transactions in Shares:
Shares sold	805,199	2,452,367
Less shares redeemed	(611,219)	(2,871,266)
Net increase (decrease) from capital share transactions	193,980	(418,899)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
From Operations:
Net investment loss	$(58,700)	$(98,206)
Net realized gains (losses) on investments	757,142	(157,599)
Increase (decrease) in net unrealized appreciation (depreciation) of investments	(894,401)	2,740,802
Net increase (decrease) in net assets resulting from operations	(195,959)	2,484,997
From Capital Share Transactions:
Proceeds from sale of shares	582,287	1,261,487
Redemption of shares	(746,845)	(1,403,844)
Net decrease from capital share transactions	(164,558)	(142,357)
Total increase (decrease) in net assets	(360,517)	2,342,640
Net Assets:
Beginning of period	6,575,132	4,232,492
End of period	$6,214,615	$6,575,132
Transactions in Shares:
Shares sold	59,897	165,670
Less shares redeemed	(81,110)	(203,972)
Net decrease from capital share transactions	(21,213)	(38,302)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
From Operations:
Net investment loss	$(1,233,328)	$(2,113,517)
Net realized gains (losses) on investment and foreign currency transactions	53,916,754	18,927,593
Increase (decrease) in net unrealized appreciation (depreciation) of investments and foreign currencies	(88,428,474)	164,328,310
Net increase (decrease) in net assets resulting from operations	(35,745,048)	181,142,386
From Distributions:
Dividends from net investment income	—	(2,535,761)
From Capital Share Transactions:
Proceeds from sale of shares	35,672,932	168,103,670
Proceeds from reinvestment of distributions	—	2,322,660
Redemption of shares	(118,144,100)	(95,773,377)
Net increase (decrease) from capital share transactions	(82,471,168)	74,652,953
Total increase (decrease) in net assets	(118,216,216)	253,259,578
Net Assets:
Beginning of period	371,708,944	118,449,366
End of period	$253,492,728	$371,708,944
Transactions in Shares:
Shares sold	2,078,463	12,818,639
Shares issued in reinvestment of dividends	—	135,196
Less shares redeemed	(7,179,370)	(7,197,807)
Net increase (decrease) from capital share transactions	(5,100,907)	5,756,028

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
From Operations:
Net investment loss	$(31,845)	$(149,385)
Net realized gains (losses) on investment and foreign currency transactions	2,101,795	3,200,890
Increase (decrease) in net unrealized appreciation (depreciation) of investments and foreign currencies	(3,261,856)	3,837,598
Net increase (decrease) in net assets resulting from operations	(1,191,906)	6,889,103
From Capital Share Transactions:
Proceeds from sale of shares	731,055	2,693,607
Redemption of shares	(2,860,481)	(5,232,712)
Net decrease from capital share transactions	(2,129,426)	(2,539,105)
Total increase (decrease) in net assets	(3,321,332)	4,349,998
Net Assets:
Beginning of period	18,311,002	13,961,004
End of period	$14,989,670	$18,311,002
Transactions in Shares:
Shares sold	79,035	372,143
Less shares redeemed	(327,628)	(837,465)
Net decrease from capital share transactions	(248,593)	(465,322)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Asia Opportunities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
From Operations:
Net investment loss	$(45,128)	$(67,926)
Net realized gains (losses) on investment and foreign currency transactions	969,205	(62,738)
Increase (decrease) in net unrealized appreciation (depreciation) of investments and foreign currencies	(1,613,413)	3,731,239
Net increase (decrease) in net assets resulting from operations	(689,336)	3,600,575
From Capital Share Transactions:
Proceeds from sale of shares	1,135,036	2,891,805
Redemption of shares	(1,240,949)	(1,776,054)
Net increase (decrease) from capital share transactions	(105,913)	1,115,751
Total increase (decrease) in net assets	(795,249)	4,716,326
Net Assets:
Beginning of period	8,604,968	3,888,642
End of period	$7,809,719	$8,604,968
Transactions in Shares:
Shares sold	142,499	490,208
Less shares redeemed	(160,623)	(317,430)
Net increase (decrease) from capital share transactions	(18,124)	172,778

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Notes to Financial Statements
June 30, 2010 (unaudited)

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, “the Funds”).

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.

The Oberweis China Opportunities Fund, the Oberweis International Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2010:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$23,271,676	$117,836,007	$6,146,784
Total Level 1	23,271,676	117,836,007	6,146,784
Level 2 – Equities	—	—	—
Warrants	2,999	6,230	—
Total Level 2	2,999	6,230	—
Level 3 –	—	—	—
Total Investments	$23,274,675	$117,842,237	$6,146,784

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities
Total Asia	$110,825,886	$354,282	$310,664
Total Europe	—	477,611	—
Total Other Countries	1,702,822	1,121,128	—
Total Warrants	16,321	—	—
Total Level 1	112,545,029	1,953,021	310,664
Level 2 – Equities
Total Asia	138,323,215	4,025,978	6,715,561
Total Europe	—	7,962,166	—
Total Other Countries	—	28,689	871,463
Total Warrants	344,954	—	—
Total Level 2	138,668,169	12,016,833	7,587,024
Level 3 –	—	—	—
Total Investments	$251,213,198	$13,969,854	$7,897,688

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

The Funds’ assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

Foreign Currency Transactions.  The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the close of trading on the NYSE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis.

Federal income taxes and dividends to shareholders.  It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2010. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

income and capital gains under federal tax rules versus GAAP, and the use of the tax accounting practice known as equalization.

In addition to the requirements of the Code, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The funds that invest in Indian securities accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s net asset value. As of June 30, 2010, the Oberweis Asia Opportunities Fund have recorded a payable of $16,721 as an estimate for potential future India capital gains taxes, which is included in the net unrealized appreciation of investments and translation of assets and liabilities denominated in the foreign currencies line of the Statement of Assets and Liabilities.

For the period ended June 30, 2010, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company adjustments were identified and reclassified among the components of the Funds’ net assets.

As of June 30, 2010, the China Opportunities Fund had a tax basis in undistributed net investment income of $1,625,359. No other Funds had undistributed net investment income.

As of June 30, 2010, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations through the following year ends:

	2013	2014	2015	2016	2017
Emerging Growth Fund	$—	$—	$—	$49,220,813	$20,970,779
Micro-Cap Fund	$—	$—	$—	$9,447,200	$2,989,022
Small-Cap Opportunities Fund	$—	$—	$—	$2,455,645	$879,711
China Opportunities Fund	$—	$—	$—	$—	$18,936,021
International Opportunities Fund	$—	$—	$96,526	$5,249,683	$8,045,670
Asia Opportunities Fund	$—	$—	$—	$3,065,788	$1,710,212

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2009, the Small-Cap Opportunities, China Opportunities, International Opportunities, and the Asia Opportunities Funds deferred to January 1, 2010 post-October capital losses of $63,381, $1,501, $533 and $816, respectively.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

The Funds have reviewed tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds financial statements. The Funds federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the period ended June 30, 2010, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, incurred investment advisory fees totaling $76,917, $258,252, and $13,189, respectively. For the period ended June 30, 2010, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred investment advisory and management fees totaling $1,972,615, $109,231 and $53,265, respectively.

Management agreement.  For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2010, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $51,278, $245,855, and $13,189, respectively.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Expense reimbursement.  OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2010 OAM reimbursed the Small-Cap Opportunities Fund, International Opportunities Fund, and the Asia Opportunities Fund in the amount of $18,068, $37,545 and $47,748, respectively.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2010, the Trust made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.  The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the period ended June 30, 2010, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred distribution fees totaling $32,049, $153,659, $8,243, $394,523, $21,846, and $10,653, respectively.

Affiliated Commissions.  For the period ended June 30, 2010, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2010, excluding short-term securities, aggregated $8,949,602 and $9,625,178, respectively, for the Micro-Cap Fund, $57,308,903 and $55,406,053, respectively, for the Emerging Growth Fund, $5,192,503 and $5,406,689, respectively, for the Small-Cap Opportunities Fund, $137,990,582 and $229,870,245, respectively, for the China Opportunities Fund, $13,297,782 and $16,462,464, respectively, for the International Opportunities Fund and $6,083,671 and $5,764,706, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the period ended June 30, 2010.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund were $452, $4,116, $1,274, $249,911, $1,955, and $2,704, respectively, for the period ended June 30, 2010, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2010, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $36, $94, $30, $36, $74, and $38, respectively. During the period ended June 30, 2010, the Micro- Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred interest charges of $743, $1,499, $31, $25,609, $215 and $73, respectively, which is included in custodian fees and expenses in the statement of operations.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Six Months Ended June 30, 2010 (unaudited)	Years Ended December 31,
		2009	2008	2007	2006	2005
Net asset value at beginning of period	$10.40	$6.95	$15.56	$16.06	$17.31	$17.50
Income (loss) from investment operations:
Net investment loss(a)	(0.09)	(0.15)	(0.17)	(0.23)	(0.21)	(0.18)
Net realized and unrealized gain (loss) on investments	(1.02)	3.60	(8.10)	1.86	0.42	2.29
Total from investment operations	(1.11)	3.45	(8.27)	1.63	0.21	2.11
Redemption Fees(a)	—	—	—	—	0.01	0.01
Less distributions:
Distribution from net realized gains on investments	—	—	(0.34)	(2.13)	(1.47)	(2.31)
Net asset value at end of period	$9.29	$10.40	$6.95	$15.56	$16.06	$17.31
Total Return (%)	(10.67)	49.64	(52.98)	10.17	1.66	12.72
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$22,972	$26,967	$21,383	$51,004	$55,788	$68,355
Ratio of gross expenses to average net assets (%)	1.89	1.99	1.69	1.59	1.63	1.70
Ratio of net expenses to average net assets (%)(b)	1.89	1.99	1.68	1.58	1.62	1.68
Ratio of net investment loss to average net assets (%)	(1.75)	(1.81)	(1.53)	(1.31)	(1.23)	(1.08)
Portfolio turnover rate (%)	35	92	81	65	108	76

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Six Months Ended June 30, 2010 (unaudited)	Years Ended December 31,
		2009	2008	2007	2006	2005
Net asset value at beginning of period	$16.24	$10.69	$25.80	$27.22	$26.95	$27.93
Income (loss) from investment operations:
Net investment loss(a)	(0.11)	(0.18)	(0.22)	(0.33)	(0.30)	(0.33)
Net realized and unrealized gain (loss) on investments	(0.05)	5.73	(14.51)	2.21	1.56	1.09
Total from investment operations	(0.16)	5.55	(14.73)	1.88	1.26	0.76
Redemption Fees(a)	—	—	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—	—	(0.38)	(3.30)	(0.99)	(1.74)
Net asset value at end of period	$16.08	$16.24	$10.69	$25.80	$27.22	$26.95
Total Return (%)	(0.99)	51.92	(57.00)	6.82	4.87	2.74
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$119,379	$117,388	$81,738	$219,323	$199,045	$183,979
Ratio of gross expenses to average net assets (%)	1.40	1.52	1.40	1.29	1.35	1.42
Ratio of net expenses to average net assets (%)(b)	1.40	1.52	1.40	1.28	1.35	1.41
Ratio of net investment loss to average net assets (%)	(1.36)	(1.43)	(1.28)	(1.14)	(1.11)	(1.26)
Portfolio turnover rate (%)	46	97	89	85	74	75

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2010 (unaudited)	Years Ended December 31,
		2009	2008	2007	2006	2005
Net asset value at beginning of period	$9.09	$5.56	$15.55	$14.02	$12.53	$11.95
Income (loss) from investment operations:
Net investment loss(a)	(0.08)	(0.14)	(0.22)	(0.27)	(0.24)	(0.22)
Net realized and unrealized gain (loss) on investments	(0.16)	3.66	(8.81)	2.36	1.72	0.80
Total from investment operations	(0.24)	3.52	(9.03)	2.09	1.48	0.58
Redemption Fees(a)	—	0.01	—	0.02	0.01	—
Less distributions:
Distribution from net realized gains on investments	—	—	(0.96)	(0.58)	—	—
Net asset value at end of period	$8.85	$9.09	$5.56	$15.55	$14.02	$12.53
Total Return (%)	(2.64)	63.49	(57.66)	14.99	11.89	4.85
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$6,215	$6,575	$4,232	$11,484	$10,675	$8,773
Ratio of gross expenses to average net assets (%)	2.55	2.95	2.14	1.83	1.90	2.14
Ratio of net expenses to average net assets (%)(b)	2.00	2.00	2.00	1.80	1.83	2.00
Ratio of net investment loss to average net assets (%)	(1.78)	(1.92)	(1.94)	(1.71)	(1.76)	(1.90)
Portfolio turnover rate (%)	81	212	162	110	112	119

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
	Six Months Ended June 30, 2010 (unaudited)	Years Ended December 31,				Period Ended December 31, 2005(a)
		2009	2008	2007	2006
Net asset value at beginning of period	$17.27	$7.51	$29.06	$19.53	$10.78	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(0.07)	(0.11)	(0.20)	(0.14)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(1.77)	9.96	(18.64)	11.58	8.70	0.81
Total from investment operations	(1.84)	9.85	(18.84)	11.44	8.68	0.78
Redemption Fees(b)	0.01	0.03	0.06	0.13	0.07	—
Less distributions:
Distribution from net realized gains on investments	—	—	(2.77)	(2.04)	—	—
Dividends from net investment income	—	(0.12)	—	—	—	—
Net asset value at end of period	$15.44	$17.27	$7.51	$29.06	$19.53	$10.78
Total Return (%)	(10.60)	131.54	(64.34)	59.29	81.17	7.80
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$253,493	$371,709	$118,449	$943,825	$446,083	$7,471
Ratio of gross expenses to average net assets (%)	1.97	2.07	2.00	1.78	1.91	4.57
Ratio of net expenses to average net assets (%)(c)	1.97	2.07	2.00	1.78	1.91	2.49
Ratio of net investment loss to average net assets (%)	(0.78)	(0.89)	(1.03)	(0.53)	(0.15)	(1.34)
Portfolio turnover rate (%)	44	101	70	68	53	14

Notes:

(a)	For the period from October 1, 2005 (commencement of operations) through December 31, 2005
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	International Opportunities Fund
	Six Months Ended June 30, 2010 (unaudited)	Years Ended December 31,		Period Ended December 31, 2007(a)
		2009	2008
Net asset value at beginning of period	$8.97	$5.57	$14.10	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(0.02)	(0.07)	(0.05)	(0.10)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(0.59)	3.47	(8.49)	4.16
Total from investment operations	(0.61)	3.40	(8.54)	4.06
Redemption Fees(b)	—	—	0.01	0.04
Less distributions:
Distribution from net realized gains on investments	—	—	—	—
Net asset value at end of period	$8.36	$8.97	$5.57	$14.10
Total Return (%)	(6.80)	61.04	(60.50)	41.00
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$14,990	$18,311	$13,961	$112,470
Ratio of gross expenses to average net assets (%)	2.92	3.14	2.24	2.00
Ratio of net expenses to average net assets (%)(c)	2.49	2.49	2.23	1.99
Ratio of net investment loss to average net assets (%)	(0.47)	(1.01)	(0.40)	(0.80)
Portfolio turnover rate (%)	79	280	221	126

Notes:

(a)	For the period from February 1, 2007 (commencement of operations) through December 31, 2007
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Asia Opportunities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009	Period Ended December 31, 2008(a)
Net asset value at beginning of period	$7.99	$4.30	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(0.04)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(0.57)	3.75	(5.65)
Total from investment operations	(0.61)	3.68	(5.72)
Redemption Fees(b)	—	0.01	0.02
Less distributions:
Distribution from net realized gains on investments	—	—	—
Net asset value at end of period	$7.38	$7.99	$4.30
Total Return (%)	(7.63)	85.81	(57.00)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$7,810	$8,605	$3,889
Ratio of gross expenses to average net assets (%)	3.61	4.31	3.85
Ratio of net expenses to average net assets (%)(c)	2.49	2.49	2.49
Ratio of net investment loss to average net assets (%)	(1.13)	(1.15)	(0.95)
Portfolio turnover rate (%)	69	176	165

Notes:

(a)	For the period from February 1, 2008 (commencement of operations) through December 31, 2008
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expense Paid During Period* 1/1/10 – 6/30/10	Expense Ratio 1/1/10 – 6/30/10
Micro-Cap Fund
Actual	$1,000.00	$893.30	$8.87	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.44	1.89%
Emerging Growth Fund
Actual	$1,000.00	$990.10	$6.91	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Small-Cap Opportunities Fund
Actual	$1,000.00	$973.60	$9.79	2.00%
Hypothetical (5% return before expenses).	$1,000.00	$1,014.88	$9.99	2.00%
China Opportunities Fund
Actual	$1,000.00	$894.00	$9.25	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.84	1.97%
International Opportunities Fund
Actual	$1,000.00	$932.00	$11.93	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.45	$12.42	2.49%
Asia Opportunities Fund
Actual	$1,000.00	$923.70	$11.88	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.45	$12.42	2.49%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Micro-Cap Fund Emerging Growth Fund Small-Cap Opportunities Fund China Opportunities Fund International Opportunities Fund Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.
(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.
(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.
(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds
By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 08/23/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 08/23/2010

By (Signature and Title*)	/s/ Patrick B. Joyce Patrick B. Joyce Executive Vice President and Treasurer, The Oberweis Funds

Date 08/23/2010

/*/ Print the name and title of each signing officer under his or her signature.